Other Non-Current Asset (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Other Non-Current Asset
Total advance	$ 26,568	¥ 182,667	¥ 5,000
Limited partnership funds
Other Non-Current Asset
Total advance	$ 26,615	¥ 182,991